Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.    Fair Value Measurements
The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	Fair Market Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$30,440	$—	$—	$30,440
U.S. Treasury bills	—	—	—	—
Marketable debt securities:
U.S. Treasury bills	—	126,953	—	132,953
U.S. government agency bonds	—	20,499	—	20,499

Total assets	$30,440	$147,452	$—	177,892

	Fair Market Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents
Money market funds	$12,698	$—	$—	$12,698
U.S. Treasury bills	—	7,175	—	7,175
Marketable debt securities
U.S. Treasury bills	—	131,939	—	131,939
U.S. government agency bonds	—	30,000	—	30,000

Total assets	$12,698	$169,114	$—	$181,812

There were no transfers between fair value levels during the six months ended June 30, 2021.

4. Fair Value Measurements
The following tables present information about the Company’s financial assets measured at fair value on a recurring basis:

	Fair Market Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents
Money market funds	$12,698	$—	$—	$12,698
U.S. Treasury bills	—	7,175	—	7,175
Marketable debt securities
U.S. Treasury bills	—	131,939	—	131,939
U.S. government agency bonds	—	30,000	—	30,000

Total assets	$12,698	$169,114	$—	$181,812

	Fair Market Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash equivalents:
Money market funds	$18,508	$—	$—	$18,508
Marketable debt securities:
U.S. Treasury bills	—	17,536	—	17,536

Total assets	$18,508	$17,536	$—	$36,044

There were no transfers between f
air v
alue levels during the years ended December 31, 2020 and 2019.